LEASES	6 Months Ended
Jun. 30, 2022
LEASES
LEASES
14.	LEASES

The Company’s leases relate primarily to office facilities that expire on various dates from 2022 through 2032, some of which include one or more options to renew. All of the Company’s leases are classified as operating leases. Operating leases are included in “Right of use assets” in the Condensed Consolidated Balance Sheets. Current portion of the lease liabilities are included in “Accrued liabilities” and non-current portion of lease liabilities are included in “Lease liabilities” in the Condensed Consolidated Balance Sheets. Operating lease costs, including insignificant costs related to short-term leases, were $6.6 million and $6.0 million for the six months ended June 30, 2022 and June 30, 2021, respectively.

Additional information related to the Company’s leases as of and for the six months ended June 30, 2022, is as follows (in thousands, except for the lease term and discount rate):

As of June 30,
2022
Right of use asset	$49,959
Lease liabilities, current	10,468
Lease liabilities, non-current	49,113
Total lease liabilities	$59,581
Weighted average remaining lease term	6.8 years
Weighted average discount rate	5.6%
Cash paid for amounts included in lease liabilities	$7,470
Right of use asset obtained in exchange for lease obligation upon adoption	$53,076
Right of use asset obtained in exchange for lease obligation during six months ending June 30, 2022	$5,514

As of June 30, 2022, the Company signed a new lease for office space effective as of March of 2022 which increased commitments by $8.4 million through August of 2032. The lease for the existing space the Company occupied was expiring.

Maturities of lease liabilities as of June 30, 2022 were as follows (in thousands):

As of June 30,
Year ending December 31,	2022
2022 (remaining)	$6,925
2023	11,811
2024	12,205
2025	12,106
2026	6,679
Thereafter	24,918
Total undiscounted lease payments	74,644
Less: imputed interest	$(15,063)
Total lease liabilities	$59,581

Due to hybrid working arrangements, the Company reassessed its office needs and subleased several office locations during the six months ending June 30, 2022. These agreements were considered to be operating leases. The Company has not been legally released from the primary obligations under the original leases and therefore the Company continues to account for the original lease separately. The Company recorded an ROU asset impairment charge in the six months ending June 30, 2022 of $2.6 million, which was the amount by which the carrying value of the lease ROU assets exceeded the fair values. Estimates of the fair values are based on the discounted cash flows of estimated net rental income for the office spaces subleased. The ROU asset impairment charge is included in “Other operating expense (income) — net” on the Condensed Consolidated Statement of Operations. Rent income from the sublessees is included in the statement of operations on a straight-line basis as an offset to rent expense associated with the original operating lease included in “Selling, general and administrative expenses” on the Condensed Consolidated Statement of Operations.